Related Party Transactions - Narrative Part 2 (Details) $ in Thousands					1 Months Ended				3 Months Ended				6 Months Ended		12 Months Ended
	Mar. 02, 2014	Dec. 21, 2012	Dec. 21, 2012	Jan. 02, 2012	Jun. 30, 2013	May 31, 2013	May 31, 2012	May 31, 2010	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2014 item	Mar. 31, 2013 item	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2009 item	Dec. 31, 2008 item
Related Party Transaction [Line Items]
Satellite and transmission expenses | $									$ 176,694	$ 192,556			$ 349,915	$ 377,236	$ 753,853	$ 685,732	$ 527,483
EchoStar XVI
Related Party Transaction [Line Items]
Agreement Renewal Option Term		5 years
EchoStar
Related Party Transaction [Line Items]
Satellite and transmission expenses | $									$ 168,000	$ 183,000			$ 332,000	$ 358,000	$ 715,000	$ 646,000	$ 487,000
Notice period for termination of agreement															120 days
Agreement Renewal Option Term				1 year
EchoStar | Certain Sports Related Programming Broadcast Agreement
Related Party Transaction [Line Items]
Agreement term								10 years
EchoStar | EchoStar VIII
Related Party Transaction [Line Items]
Notice period for termination of agreement	30 days					30 days
EchoStar | EchoStar XVI
Related Party Transaction [Line Items]
Agreement term from commencement of service date		4 years	4 years
Agreement Renewal Option Term		5 years
Additional term of renewal option		5 years
EchoStar | Telesat Transponder Agreement
Related Party Transaction [Line Items]
Agreement term																		15 years
Agreement term with third party																		15 years
Number of DBS transponders available to receive services																		32
EchoStar | DISH Nimiq 5 Agreement
Related Party Transaction [Line Items]
Agreement term																		10 years
Number of DBS transponders currently used																		32
EchoStar | QuetzSat-1 Lease Agreement
Related Party Transaction [Line Items]
Agreement term with third party																			10 years
Number of DBS transponders available to receive services																			32
Number of DBS transponders currently used																			24
Number of transponders subleased											5	5
EchoStar | 103 degree orbital location member
Related Party Transaction [Line Items]
Agreement term							10 years
Agreement term from commencement of service date					10 years
EchoStar | TT&C Agreement
Related Party Transaction [Line Items]
Required notice period for termination by the reporting entity				60 days
EchoStar | 2012 Broadcast Agreement [Member] | Minimum
Related Party Transaction [Line Items]
Required notice period for termination by the reporting entity				60 days